UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sally Humphrey
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Sally Humphrey     Cincinnati, OH     October 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $237,812 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9864   143875 SH       SOLE                   143875        0        0
ANHEUSER BUSCH COMPANIES INCOR ADR 		035229103     8045    93640 SH       SOLE                    93640        0        0
APPLE INC                      COM              037833100      357      535 SH       SOLE                      535        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     8151   360330 SH       SOLE                   360330        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    11036   125125 SH       SOLE                   125125        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    12649   366545 SH       SOLE                   366545        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     3158    88830 SH       SOLE                    88830        0        0
CANADIAN OIL SANDS LIMITED CAN FOREIGN EQUITY   13643E105     6692   312670 SH       SOLE                   312670        0        0
CENOVUS ENERGY INC             COM              15135U109     6208   177945 SH       SOLE                   177945        0        0
CHEUNG KONG HLDGS LIMITED ADR  ADR	        166744201      459    31315 SH       SOLE                    31315        0        0
CHEUNG KONG HOLDINGS LIMITED O FOREIGN EQUITY   Y13213106    12394   846000 SH       SOLE                   846000        0        0
COCA COLA CO                   COM              191216100      222     5860 SH       SOLE                     5860        0        0
COMCAST CORP NEW               CL A SPL         20030N200    10023   287927 SH       SOLE                   287927        0        0
CONOCOPHILLIPS                 COM              20825C104     4890    85520 SH       SOLE                    85520        0        0
DEVON ENERGY CORP NEW          COM              25179M103     4825    79750 SH       SOLE                    79750        0        0
DIRECTV COM CL A               COMMON STOCK     25490A101     5288   100840 SH       SOLE                   100840        0        0
ENCANA CORP                    COM              292505104      249    11350 SH       SOLE                    11350        0        0
EXXON MOBIL CORP               COM              30231G102      400     4372 SH       SOLE                     4372        0        0
FAIRFAX FINL HLDGS LIMITED     FOREIGN EQUITY   303901102     7737    20039 SH       SOLE                    20039        0        0
GOOGLE INC                     CL A             38259P508     1206     1599 SH       SOLE                     1599        0        0
GROUPE DANONE SHS FRANCE       FOREIGN EQUITY   F12033134     7476   121345 SH       SOLE                   121345        0        0
HANG LUNG PROPERTIES LIMITED S FOREIGN EQUITY   Y30166105     8243  2412000 SH       SOLE                  2412000        0        0
HOWARD HUGHES CORP             COM              44267D107      715    10060 SH       SOLE                    10060        0        0
INTEL CORP                     COM              458140100     8694   383745 SH       SOLE                   383745        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      429     6695 SH       SOLE                     6695        0        0
ISHARES TR                     S&P DEV EX-US    464288422      467    13741 SH       SOLE                    13741        0        0
JOHNSON & JOHNSON              COM              478160104      547     7933 SH       SOLE                     7933        0        0
KINDER MORGAN INC DEL          COM              49456B101     5142   144770 SH       SOLE                   144770        0        0
LOEWS CORPORATION              COMMON STOCK     540524108     4465   108205 SH       SOLE                   108205        0        0
MEDTRONIC INC                  COM              585055106     8936   207240 SH       SOLE                   207240        0        0
MICROSOFT CORP                 COM              594918104    10740   360902 SH       SOLE                   360902        0        0
NESTLE S A SPONSORED ADR SWITZ ADR	        641069406    10207   161764 SH       SOLE                   161764        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     9556   155983 SH       SOLE                   155983        0        0
OAKMARK INTERNATIONAL SMALL CA MUTUAL FUNDS 	413838509     7623   583678 SH       SOLE                   583678        0        0
PEPSICO INC                    COM              713448108     5693    80443 SH       SOLE                    80443        0        0
PROCTER & GAMBLE CO            COM              742718109      421     6067 SH       SOLE                     6067        0        0
REPUBLIC SVCS INC              COM              760759100     5933   215650 SH       SOLE                   215650        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      536     7720 SH       SOLE                     7720        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     7984   192805 SH       SOLE                   192805        0        0
UNILEVER PLC                   SPON ADR NEW     904767704     3979   108960 SH       SOLE                   108960        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1088    14766 SH       SOLE                    14766        0        0
VANGUARD TOTAL INTERNATIONAL S MUTUAL FUNDS 	921909602      607    42679 SH       SOLE                    42679        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702     4274    58225 SH       SOLE                    58225        0        0
WASHINGTON FED INC             COM              938824109      197    11840 SH       SOLE                    11840        0        0
WELLS FARGO & CO NEW           COM              949746101    10007   289795 SH       SOLE                   289795        0        0